Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of related party [text block]
NOTE
14:
RELATED PARTY TRANSACTIONS

a.	For the year ended December 31, 2017, the Company recognized $nil for advisory fees and operating expenses to private companies controlled by the directors or by officers of the Company ( 2016 - $6 ).

These transactions are in the ordinary course of business and are measured at the amount of consideration set and agreed by the related parties.

b.	Compensation to directors and key management personnel:

The CEO, CFO, and V.P. Business Development, and the directors are considered key management personnel.
	Years ended December 31,
	2017	2016	2015
Short-term employee benefits	$-	$-	$38
Share-based compensation	-	-	1
	$-	$-	$39
Number of people	2	2	2

c.	Benefits in respect of key management persons (including directors) who are not employed by the Company:

	Years ended December 31,
	2017	2016	2015
Board of Directors fees	$-	$5	$45
Number of people	3	3	3

For the year ended
December 31, 2015,
the Company recorded a gain on settlement of accounts payable and other payables in the amount of
$25,
arising from settlement agreements reached with related parties.